Contract Balances (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Contract Balances
Trade receivables	¥ 52,871	¥ 26,110		$ 8,103
Contract liabilities	135,385	93,725		$ 20,749
Revenue recognized included in the contract liability	¥ 93,725	¥ 116,967	¥ 46,008
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation	true	true